Stockholders Equity - Warrants (Details Narrative)				12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2013 Minimum	Aug. 31, 2013 Maximum
Outstanding Warrants	11,500,000	7,000,000
Weighted Average Exercise Price		0.012
Votality				32.90%	38.00%
Risk free rate				0.25%
Expected dividends
Exepected Term				3 years